Expense Example - iShares Total Return Active ETF - iShares Total Return Active ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	$ 515